Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

Significant Other	Fair Value Measurement As of
Observable Inputs (Level 2)	December 31,
	2020	2021
	RMB	RMB
Short-term investments
DCN/DCD	1,693,843	69,160
Derivative assets recorded within prepayments and other current assets
Foreign exchange forward contracts	1,855	242
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	317	—

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Disaggregation of revenue

	Year Ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	19,606,214	88.7	21,900,201	86.9	27,450,922	4,307,649	90.3
Freight forwarding services	1,235,961	5.6	1,862,689	7.4	1,529,601	240,028	5.0
Sale of accessories	1,089,977	4.9	1,133,712	4.5	1,231,283	193,215	4.0
Others	177,794	0.8	317,688	1.2	194,033	30,448	0.7
Total revenues	22,109,946	100.0	25,214,290	100.0	30,405,839	4,771,340	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	776,725	930,942
Accounts receivable, net	514,666	671,277
Financing receivables, net	341,486	977,920
Short-term investment	—	320,000
Inventories	42,775	30,214
Advances to suppliers	45,621	55,013
Prepayments and other current assets	1,153,077	1,924,196
Amounts due from related parties (1)	34,034	440,190
Total current assets	2,908,384	5,349,752
Investments in equity investees	110,570	300,380
Property and equipment, net	6,025,153	5,866,534
Land use rights, net	1,138,849	1,194,308
Operating lease right-of-use assets	834,984	870,831
Goodwill	4,157,111	4,157,111
Deferred tax assets	514,532	650,709
Long-term financing receivables, net	1,784,990	1,117,003
Other non-current assets	99,456	384,630
TOTAL ASSETS	17,574,029	19,891,258
Liabilities
Current liabilities:
Short-term bank borrowings	1,432,929	2,821,457
Accounts payable	1,155,069	1,556,649
Notes payable	158,138	129,920
Advances from customers	1,068,927	1,213,797
Income tax payable	250,726	-
Amounts due to related parties (2)	620,490	14,434
Operating lease liabilities, current	234,071	238,973
Other current liabilities	2,594,801	2,555,280
Total current liabilities	7,515,151	8,530,510
Non-current operating lease liabilities	468,127	533,740
Deferred tax liabilities	127,816	112,543
TOTAL LIABILITIES	8,111,094	9,176,793

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenue	21,465,515	23,734,103	29,721,135
Net income (1)	841,707	478,168	1,237,524
Net cash provided by (used in) operating activities (2)	1,783,718	(537,756)	976,290
Net cash used in investing activities	(1,831,001)	(647,170)	(877,285)
Net cash provided by (used in) financing activities	—	1,432,929	55,212
Net (decrease) increase in cash and cash equivalents	(47,283)	248,003	154,217
Cash and cash equivalents and restricted cash at beginning of year	576,005	528,722	776,725
Cash and cash equivalents and restricted cash at end of year	528,722	776,725	930,942